Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Adirondack Small Cap Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	22.06%	6.25%
S P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.58%	12.49%
I Shares Russell 2000 Value [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.21%)	15.14%	5.90%
Morning Star [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.07%)	18.76%	6.62%